SHADOW
STOCK
FUND

Annual Report
June 30, 1997

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

For the fiscal year ended June 30, 1997, Shadow Stock Fund produced a total return (price change and reinvested distributions) of 23.9%. This return compared favorably with the 16.3% return of the unmanaged Russell 2000 index of small capitalization stocks. The average return for the small company growth funds (avg. 495 funds) covered by the Lipper Mutual Fund Performance Analysis was 13.7% for the same period.

Distributions of $0.05 of ordinary income dividends, and $0.30 net capital gains were made in late June. Shareholders who had elected reinvestment received additional shares at a reinvestment price of $12.31. For our corporate shareholders, 57.55% of ordinary income distributions qualify for the corporate dividends received deduction.

The Fund continues to have attractive valuation characteristics. The average price/earnings ratio based on estimated earnings for 1997 for the portfolio companies is only 17, below the Standard & Poor's 500 multiple of 25.5 times earnings. The average price-to-book value is 1.6, compared to 6 for the S&P 500 index.

The small company investor will do well to consider these characteristics. Over the last 12 months, companies with the most attractive valuations have significantly out-performed those companies with higher multiples. This is illustrated by noting the returns of the unmanaged Russell 2000 Growth index, 4.6%, versus the unmanaged Russell 2000 Value index, which returned 28.2% for the 12-month period ended June 30, 1997. This disparity is not usually as acute, but if history is any indication, it is sustainable over the long term. Taken over a longer period, value oriented stocks out-perform those that are considered more growth oriented. The Russell 2000 Growth index returned 9% versus the Russell 2000 Value index return of 13% during the 10-year period ended June 30, 1997.

The Fund continues to base its policies on three primary characteristics that academic studies have identified as leading to above average performance in the past. They are small size, neglect by Wall Street, and low price-to-book value. Although the Fund's policies are not always what the stock market favors, its returns on a risk-adjusted basis are above average.

Merger and acquisition activity continues to impact the portfolio. American Recreation Centers, Syratech, Medex, and Tylan General were all purchased by private investors and were removed from the portfolio. North Star Universal was acquired for shares of Michael Foods in March and that stock has just about doubled in value since then.

If a market correction occurs, the reasonable valuations of the Fund's investments should reduce the risk of a setback. These same valuations should begin to attract attention if the market remains strong. If history is any indication, the fortunes of the large company universe should begin to trickle down to the smaller companies.

We appreciate your continued use of our Fund in your investment program.

Sincerely,

/S/Larry D. Armel
Larry D. Armel
President


GRAPH - Shadow Stock Fund versus Russell 2000

Shadow Stock Fund's average annual componded returns for one, five and life of the Fund (inception August 28, 1987) as of June 30, 1997 were 23.85%, 15.93% and 9.27%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, redemption value may be more or less than original cost.

STATEMENT OF NET ASSETS
June 30, 1997

S&P
RANKING**  SHARES   COMPANY                                       COST              MARKET VALUE
COMMON STOCKS - 96.02%
BASIC MATERIALS - 3.12%
   B+       9,401   Aceto Corp.                                   $     95,299      $    137,490
   NR      31,400   American Pacific Corp.*                            345,455           227,650
   NR       3,500   Badger Paper Mills, Inc.                            51,820            27,125
   B-       4,480   Baltek Corp.                                        28,424            34,440
   C       17,700   Hauser Chemical Research, Inc.*                     80,481            95,137
   B-      15,517   Insteel Industries, In                             112,395           126,076
   NR      11,000   National Sanitary Supply Co                        118,050           151,250
   B        6,600   Pitt-Des Moines, Inc.                              167,793           214,500
   B       16,325   Roanoke Electric Steel Corp.                       150,643           273,444
                                                                     1,150,360         1,287,112
CAPITAL GOODS - 17.32%
   B+       6,700   American Filtrona Corp.                            163,611           274,700
   B        7,000   American Technical Ceramics Corp.*                  63,883           101,500
   NR       7,044   Athey Products Corp.*                               40,350           29,937
   B+       9,900   Aztec Manufacturing Co.                             59,887           157,163
   B+       6,600   Badger Meter, Inc.                                  62,297           195,525
   B-      26,400   Baker (Michael) Corp.                              221,374           183,150
   NR       5,627   Binks Manufacturing Co.                            130,676           260,249
   NR      20,900   BMC West Corp.*                                    391,564           256,025
   NR      19,300   Cameron Ashley Building Products, Inc.             233,404           267,787
   B       28,200   Cascade Corp.                                      280,320           544,613
   B-      12,200   Cherry Corp. Cl. A*                                126,120           158,600
   B-      12,000   Cherry Corp. Cl. B                                 125,670           168,000
   B+       8,382   Del Global Technology                               59,675            71,247
   C        7,700   Devcon International Corp.                          78,035            35,613
   B        7,315   Ecology and Environment, Inc. Cl. A                 81,393            61,263
   NR      14,400   Engle Homes, Inc.                                  149,025           136,800
   NR      14,800   Failure (The) Group, Inc.*                          91,161            92,500
   NR      20,500   Fairfield Communities, Inc.*                       243,775           689,313
   B-       9,712   Farr Co.                                            44,573           151,750
   B-      11,300   Gehl Co.                                            94,194           189,275
   B-       3,150   Graham Corp.                                        31,489            55,519
   B-       4,000   Heist (C.H.) Corp.*                                 33,898            26,750
   NR       5,400   Industrial Acoustics Company, Inc.                  61,225            46,237
   NR       7,600   Liberty Homes, Inc. Cl. A                           95,680            72,200
   NR       6,000   M/I Schottenstein Homes, Inc.*                      59,739            67,500
   B       16,800   Mestek, Inc.                                       158,480           346,500
   B+      12,712   Met-Pro Corp.                                       69,087           192,269
   NR       8,600   Monaco Coach Corp.*                                103,630           208,550
   B        5,700   Noland Co.                                          98,460           133,950
   B-      29,500   O'Sullivan Corp.                                   297,166           258,125
   NR       1,800   Oilgear Co.                                         40,835            31,275
   B-       8,600   Oriole Homes Corp. Cl. A                            76,842            72,025
   B+       3,200   Penn Engineering & Manufacturing Corp.
                    (voting)                                            34,608            60,000
   B+       9,600   Penn Engineering & Manufacturing Corp.
                    (non-voting)                                        69,217           188,400
   B-      11,200   Plasti-Line, Inc.*                                  61,450           124,600
   B+       9,700   Puerto Rican Cement Co., Inc.                      191,881           315,856
   B-      11,900   SL Industries, Inc.                                100,710           116,025
   B        7,182   Southwest Water Co.                                 91,095            87,979
   NR      11,000   Starrett Housing Corp.                              72,230           123,063
   C       19,875   Terex Corp.                                        152,076           382,594
   B-      16,800   URS Corp. New*                                     131,807           220,500
                                                                     4,772,592         7,154,927
CONSUMER CYCLICAL - 17.86%
   NR      19,000   All American Communications Inc.*                  199,381           287,375
   B+      10,200   Amplicon, Inc.                                     139,813           244,800
   B+       4,400   Analysis & Technology, Inc.                         59,796            69,987
   NR      13,400   Ben & Jerry's Homemade, Inc. Cl. A*                187,350           184,250
   NR      20,500   Bon-Ton Stores, Inc.*                              153,000           164,000
   B-      19,200   Carmike Cinemas, Inc. Cl. A*                       349,592           628,800
   NR      13,300   Crown Books Corp.*                                 206,367           136,325
   NR      30,721   Dixie Group, Inc. Cl. A*                           245,835           314,890
   NR      40,600   Egghead, Inc.*                                     358,356           159,863
   B-       9,300   ELXSI Corp.*                                        68,610            67,425
   NR       2,700   Federal Screw Works                                 49,917           126,900
   B        8,600   Fuqua Enterprises, Inc.                            125,992           182,750
   C       21,300   Gottschalks, Inc.*                                 187,259           175,725
   NR      20,300   Government Technology Services, Inc.*              179,045           101,500
   B-       8,703   Hampton Industries, Inc.                            51,451            69,624
   B-       6,424   Hein-Werner Corp.*                                  53,514            51,392
   B-         900   Howell Industries, Inc.                             23,090            32,850
   B       22,200   InaCom Corp.*                                      272,163           690,975
   B+       7,916   Knape & Vogt Manufacturing Co.                      84,521           126,656
   NR       7,798   M/A/R/C (The) Group                                 46,371           152,061
   B+       4,000   McRae Industries, Inc. Cl. A                        35,003            35,000
   NR       8,700   National Picture & Frame Co.*                       90,225            95,700
   B       12,700   Optical Coating Laboratory, Inc.                    82,351           171,450
   NR      11,000   OroAmerica Inc.*                                    60,050            55,000
   B-      20,000   Piccadilly Cafeterias, Inc.                        206,803           212,500
   B        5,700   Pulaski Furniture Corp.                            105,990           101,888
   B       16,400   R & B, Inc.*                                        99,220           131,200
   NR       8,500   Reading Entertainment, Inc.*                       110,732            97,219
   B       17,500   Rex Stores Corp.*                                  283,782           177,187
   B       23,000   RPC Energy Services, Inc.*                         183,459           339,250
   NR      17,400   S & K Famous Brands, Inc.*                         132,375           191,400
   C        8,000   Scheib (Earl), Inc.                                118,613            48,500
   NR      23,100   Sportmart, Inc.*                                   166,549            86,625
   B       40,100   Syms Corp.                                         326,697           398,494
   B-      30,200   TCBY Enterprises, Inc.                             145,911           190,637
   B-      11,800   Thomaston Mills, Inc. Cl. A                        133,321           110,625
   NR       1,000   Thomaston Mills, Inc. Cl. B                         10,500             7,938
   NR       8,100   Trimark Holdings, Inc.*                             52,854            41,513
   B+      12,300   Uni-Marts, Inc.                                     75,463            61,500
   B+       5,250   Valley Forge Corp.                                  48,338            96,141
   B+      10,597   Virco Manufacturing Corp.                           50,316           274,197
   NR       4,900   Weyco Group, Inc.                                  155,927           318,500
   B+      13,828   Wolohan Lumber Co.                                 180,276           168,529
                                                                     5,896,178         7,379,141
CONSUMER STAPLES - 12.78%
   B+      19,100   Blessings Corp.                                    217,238           198,162
   NR      16,100   Buttrey Food & Drug Stores Co.*                    131,025           166,031
   B        9,300   Cagle's, Inc. Cl. A                                119,266           140,663
   B       14,400   Chattem, Inc.                                       78,599           194,400
   B-       4,200   Christiana Companies, Inc.                         100,440           167,475
   B-       6,700   Continental Can Company, Inc.                      164,608           134,000
   A-      11,866   Del Laboratories, Inc.                             219,041           416,793
   B-       2,500   Foodarama Supermarkets, Inc.                        38,219            47,500
   B        3,200   Genesee Corp. Cl. B                                138,775           127,200
   B-      17,750   Golden Poultry Company, Inc.                        80,596           239,625
   B       11,900   Grist Mill Co.*                                     74,981            84,044
   B+      19,444   HEALTHSOUTH Corp.                                  114,194           484,885
   NR      33,500   Ingles Markets, Inc. Cl. A                         244,423           548,563
   A        7,225   Marsh Supermarkets, Inc. Cl. A                      91,553            99,344
   NR       9,125   Marsh Supermarkets, Inc. Cl. B                     112,058           127,750
   NR       8,373   Michael Food, Inc.                                  89,774           154,900
   B-      19,600   Orange-Co. Inc.                                    168,451           151,900
   NR      15,200   Quaker Fabric Corp.*                               142,350           250,800
   NR       8,200   Safety Components International, Inc.*             103,722            82,000
   NR      12,550   Sanderson Farms, Inc.                               85,444           219,625
   B        6,200   Seaway Food Town, Inc.                              41,846           143,375
   NR       8,900   Seneca Foods Corp. Cl. A*                          111,790           159,644
   NR       5,900   Seneca Foods Corp. Cl. B*                           65,761           105,463
   B        7,400   Span-America Medical Systems, Inc.                  57,290            37,000
   B-      15,600   Swiss Army Brands, Inc.*                           158,139           189,150
   B-      12,100   Toastmaster Inc.                                    74,245            40,838
   B        7,850   Tranzonic Cos. Cl. A                                98,027           164,850
   NR       9,500   Triple S Plastics, Inc.*                            82,292            76,000
   B+       7,900   Vallen Corp.*                                       82,093           144,175
   B+      10,800   Western Beef, Inc.                                  73,709           113,400
   NR       7,400   Zaring Homes, Inc.*                                 53,950            74,000
                                                                     3,413,899         5,283,555
ENERGY - 0.96%
   NR       2,203   HS Resources, Inc.                                  13,677            31,117
   NR       9,100   Maynard Oil Co.*                                    44,601           147,875
   NR      10,200   Prima Energy Corp.                                 105,425           173,400
   NR       2,600   Roanoke Gas Co.                                     46,800            43,550
                                                                       210,503           395,942
FINANCIAL - 19.33%
   B        4,300   Amwest Insurance Group, Inc.                        41,593            64,500
   NR      14,208   Chartwell Re Corp.                                 236,164           426,240
   B+      13,870   Conseco, Inc.                                      186,906           513,190
   B+       7,968   Cotton States Life and Health Insurance Co.         42,365           132,468
   B+      33,900   EMC Insurance Group, Inc.                          295,783           419,512
   NR      17,200   First Financial Caribbean Corp.                    173,911           561,150
   B-      11,500   Interstate/Johnson Lane, Inc.                      134,340           270,250
   NR      11,800   Lawyers Title Corp.                                221,626           222,725
   B+       5,000   McDonald & Co. Investments, Inc.                    25,929           229,375
   B-       5,000   Merchants Group, Inc.                               66,774           102,500
   NR      12,300   Meridian Insurance Group, Inc.                     111,575           185,269
   B+       5,800   Midland Co.                                        180,897           290,000
   NR       5,600   Minuteman International, Inc.                       50,988            51,800
   NR      12,995   Mobile America Corp.                               105,019           131,574
   B+      20,000   Morgan Keegan, Inc.                                 36,606           397,500
   NR      10,800   National Insurance Group                           125,283            70,200
   NR       4,850   National Security Group, Inc.                       56,275            71,537
   NR       5,300   National Western Life Insurance Co.*               101,698           473,025
   B-      15,200   Navigators Group, Inc.*                            246,958            275,500
   NR      12,400   Penn Treaty American Corp.*                        119,430           379,750
   NR      11,250   Penn-America Group, Inc.                            98,468           169,453
   NR       6,600   Professionals Insurance Company Management
                    Group*                                             157,200           188,925
   B       16,000   PXRE Corp.                                         308,202           492,000
   B+       9,900   RLI Corp.                                           62,960           360,731
   B+       5,550   Scott & Stringfellow Financial, Inc.                42,547            98,513
   B-      22,800   Sherwood Group, Inc.*                              239,870           384,750
   NR      25,000   State Auto Financial Corp.                         156,135           562,500
   B       13,400   Stewart Information Services Corp.                 170,167           276,375
   NR       9,672   Walshire Assurance Co.                              92,121           103,974
   B        4,600   Ziegler (The) Companies, Inc.                       72,899            82,800
                                                                     3,960,689         7,988,086
MISCELLANEOUS - 1.27%
   NR      12,900   Celebrity, Inc.*                                    90,945            40,312
   NR       9,000   Edelbrock Corp.*                                   161,350           193,500
   NR       4,966   Enstar Group, Inc.                                   4,725             4,966
   NR       1,500   FRM Nexus, Inc.*                                    10,980             1,500
   NR      10,600   Primesource Corp.                                   74,200            80,825
   NR       4,500   Programming and Systems, Inc.*                      21,960             4,500
   NR      12,400   Rottlund Inc.*                                      99,655            60,450
   B        2,600   Scope Industries                                    79,121           140,075
                                                                       542,936           526,128
TECHNOLOGY - 9.73%
   NR       2,100   Allen Organ Co. Cl. B                               60,713            83,737
   NR       6,400   Autologic Information International, Inc.*          63,525            40,000
   B-      11,400   BEI Electronics, Inc.                               71,731           125,400
   B-      18,120   Bell Industries Inc.*                              372,099           283,125
   NR      18,700   Bell Microproducts Inc.*                           160,048           198,687
   B+      12,800   CPAC Inc.                                          143,575           155,200
   NR      16,800   Data Systems & Software Inc.*                      127,536            79,800
   B-      10,600   Dataram Corp.*                                     106,178           100,700
   B        4,000   Datron Systems, Inc.*                               34,675            40,500
   B        5,200   Eastern (The) Co.                                   60,601            75,400
   NR       7,900   Equitrac Corp.*                                     42,258           105,662
   B-       3,100   Espey Mfg. & Electronics Corp.                      52,389            53,475
   NR      26,200   Genus Inc.*                                        258,861           117,900
   NR       4,700   Giga-tronics, Inc.*                                 37,688            32,900
   B-      18,200   GTI Corp.                                          192,885           104,650
   NR      13,000   IEC Electronics Corp.*                             107,070           183,625
   B-      11,900   IFR Systems, Inc.                                  115,575           223,125
   B-      50,463   Intelligent Electronics, Inc.                      626,657           141,927
   C        8,600   Interphase Corp.*                                   73,205            74,443
   NR       9,313   Isco, Inc.                                          90,668            81,489
   C       13,200   K-Tron International, Inc.*                         99,941           198,000
   NR       4,300   Moore Products Co.*                                104,660            94,063
   B-      16,400   Newport Corp.                                      159,275           184,500
   NR      19,950   Nichols Research Corp.                             201,037           418,950
   B       16,200   Norstan, Inc.                                      112,784           263,250
   NR      12,000   Powell Industries, Inc.*                            72,600           183,000
   NR      17,400   Proxima Corp.*                                     242,585            87,000
   NR       3,700   SBE, Inc.*                                          33,420            24,975
   NR       8,000   TRM Copy Center Corp.*                              54,150            85,000
   NR       6,800   Vertex Communications Corp.*                        89,320           181,900
                                                                     3,967,709         4,022,383
TRANSPORTATION & SERVICES - 1.69%
   B+       9,312   International Shipholding Corp.                    131,312           158,886
   NR       3,800   Kenan Transport Co.                                 57,723            77,425
   NR       9,466   KLLM Transport Services, Inc.*                     130,870           111,225
   NR       8,000   Marten Transport Ltd.*                              52,750           104,000
   NR      11,100   Petroleum Helicopters, Inc.                        136,272           190,088
   B+       4,200   VSE Corp.                                           26,025            54,600
                                                                       534,952           696,224
UTILITIES - 11.96%
   NR       6,600   Atrion Corp.                                        67,408           103,950
   B       17,100   Bangor Hydro-Electric Co.                          259,451            98,325
   NR       3,800   Berkshire Gas Co.                                   62,195            60,800
   B+      16,350   Cascade Natural Gas Corp.                          217,583           267,731
   B+       5,700   Chesapeake Utilities Corp.                          76,930            96,900
   B+      12,150   Colonial Gas Co.                                   203,244           255,909
   A-      14,450   Connecticut Energy Corp.                           266,867           350,413
   B+       5,000   Connecticut Water Service, Inc.                    112,440           141,250
   NR      17,800   Consumers Water Co.                                286,618           315,950
   B        4,000   Delta Natural Gas Company, Inc.                     67,695            71,000
   NR       2,200   Dominguez Services Corp.                            42,130            54,450
   B+      11,600   E`town Corp.                                       326,528           356,700
   A-       5,000   EnergyNorth, Inc.                                   70,637           113,125
   A        3,400   Essex County Gas Co.                                91,205            87,975
   B+       3,100   Florida Public Utilities Co.                        61,411            64,906
   A-      10,600   Green Mountain Power Corp.                         270,769           251,087
   B        2,600   Maine Public Service Co.                            45,538            31,850
   NR       7,600   Middlesex Water Co.                                118,645           131,100
   B       22,419   NUI Corp.                                          494,422           503,026
   B+      23,850   Philadelphia Suburban Corp.                        250,858           456,131
   B        9,800   Providence Energy Corp.                            160,000           171,500
   B+       6,100   SJW Corp.                                          174,497           320,250
   B+      14,300   Southern California Water Co.                      221,777           350,350
   A-       9,176   UNITIL Corp.                                       159,885           186,961
   NR       5,100   Upper Peninsula Energy Corp.                        73,120            99,450
                                                                     4,181,853         4,941,089
TOTAL COMMON STOCKS - 96.02%                                        28,631,671        39,674,587

FACE AMOUNT  DESCRIPTION                                          COST              MARKET VALUE
REPURCHASE AGREEMENT - 3.87%
$1,600,000      UMB Bank, n.a., 5.30%, due July 1, 1997
		 (Collateralized by U.S. Treasury Notes,
                 7.875%, due November 15, 1999)                      1,600,000         1,600,000

TOTAL INVESTMENTS - 99.89%                                        $ 30,231,671        41,274,587

Other assets less liabilities - 0.11%                                                     47,477

TOTAL NET ASSETS - 100.00%
  (equivalent to $12.57 per share; 10,000,000 shares of
  $1.00 par value capital shares authorized;
  3,286,896 shares outstanding)                                                     $ 41,322,064

For federal income tax purposes, the identified cost of investments owned at June 30, 1997, was $30,231,671.

Net unrealized appreciation for federal income tax purposes was $11,042,916, which is comprised of unrealized appreciation of $13,873,780 and unrealized depreciation of $2,830,864.

*Securities on which no cash dividends were paid during the preceding year.

**Standard & Poor's rankings are derived from statistical measurements of past earnings and dividend stability and growth.

NR - indicates no ranking is available. Rankings are not covered by the report of independent auditors.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1997

ASSETS:
  Investment securities, at market value
   (identified cost $30,231,671)                                $ 41,274,587
  Cash                                                                 1,043
  Dividends receivable                                                46,434
      Total assets                                                41,322,064
NET ASSETS                                                      $ 41,322,064

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $ 29,045,760
  Accumulated undistributed income:
    Undistributed net investment income                              107,415
    Undistributed net realized gain on investment
     transactions                                                  1,125,973
Net unrealized appreciation in value of investments               11,042,916

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $ 41,322,064

Capital shares, $1.00 par value
  Authorized                                                      10,000,000
  Outstanding                                                      3,286,896

NET ASSET VALUE PER SHARE                                       $      12.57

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Year Ended June 30, 1997

INVESTMENT INCOME:
  Income:
    Dividends                                                   $    780,124
    Interest                                                          29,340
                                                                     809,464
  Expenses:
    Management fees (Note 3)                                         379,685
    Custodian fees                                                     6,207
    Pricing service fees                                              25,438
    Registration fees                                                 18,295
                                                                     429,625
      Net investment income                                          379,839

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments                             7,008,053
    Cost of investments sold                                       3,490,511
      Net realized gain from investment transactions               3,517,542

  Unrealized appreciation on investments:
    Beginning of year                                              6,795,364
    End of year                                                   11,042,916

      Increase in net unrealized appreciation on investments       4,247,552
      Net gain on investments                                      7,765,094
      Increase in net assets resulting from operations          $  8,144,933


See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
For The Two Years Ended June 30, 1997

                                                                   1997               1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                      $    379,839       $    309,091
  Net realized gain from investment transactions                3,517,542          3,842,508
  Increase in net unrealized appreciation on investments        4,247,552          1,972,752

    Net increase in net assets resulting from operations        8,144,933          6,124,351

Net equalization included in the price of shares issued
and redeemed (Note 1)                                               5,879            (14,204)

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                          (272,927)           (333,014)
  Net realized gain from investment transactions               (3,793,901)         (3,002,705)

    Total distributions to shareholders                        (4,066,828)         (3,335,719)


DECREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 666,941 and 401,940 shares sold                 7,776,031           4,446,012
  Net asset value of 323,888 and 281,278 shares issued for
    reinvestment of distributions                               3,812,222           3,105,517
                                                               11,588,253           7,551,529
  Cost of 1,137,409 and 912,215 shares redeemed               (13,173,479)        (10,151,906)
    Net decrease from capital share transactions               (1,585,226)         (2,600,377)

      Total increase in net assets                              2,498,758             174,051

NET ASSETS:
  Beginning of year                                            38,823,306          38,649,255

  End of year (including undistributed net investment
    income of $107,415 in 1997 and $7,768 in 1996)           $ 41,322,064        $ 38,823,306

*Distributions to shareholders:
   Income dividends per share                                $     0.0864        $       0.10
   Capital gains distribution per share                      $     1.2086        $       0.90

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Common stocks traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Common stocks traded over-the-counter are valued at the average of the last reported bid and asked prices. Investment transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Equalization - The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares. During the year ended June 30, 1997, $5,879 was reclassified from undistributed net investment income to capital stock.

2. PURCHASES AND SALES OF SECURITIES:
The aggregate amounts of security transactions during the year ended June 30, 1997 (excluding repurchase agreements), were as follows:

	Purchases                            $       -
	Proceeds from sales                     7,008,053

3. MANAGEMENT FEES:
Management fees, which include all normal expenses of the Fund other than fees for pricing services, custodian fees, dues, taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.


FINANCIAL HIGHLIGHTS

The following table sets forth information as to capital and income changes for a share outstanding for each of the five years in the period ended
June 30, 1997:

                                                       1997     1996     1995     1994     1993
Net asset value, beginning of year                    $ 11.31  $ 10.55  $  9.67  $ 11.66  $ 10.32

  Income from investment operations:
  Net investment income                                  0.12     0.09     0.10     0.06     0.12
  Net gains on securities
      (both realized and unrealized)                     2.44     1.67     1.42     0.46     1.87
  Total from investment operations                       2.56     1.76     1.52     0.52     1.99

  Less distributions:
    Dividends from net investment income                (0.09)   (0.10)   (0.10)   (0.06)   (0.11)
    Distributions from capital gains                    (1.21)   (0.90)   (0.54)   (2.45)   (0.54)

    Total distributions                                 (1.30)   (1.00)   (0.64)   (2.51)   (0.65)

Net asset value, end of year                          $ 12.57  $ 11.31  $ 10.55  $  9.67  $ 11.66

Total return                                              24%      17%      16%      4%       19%


Ratios/Supplemental Data

Net assets, end of year (in millions)                 $   41   $   39   $   39   $   31   $   33
Ratio of expenses to average net assets                 1.13%    1.14%    1.13%    1.28%    1.25%
Ratio of net investment income to average net assets    1.00%    0.79%    1.01%    0.50%    1.05%
Portfolio turnover rate                                    0%      25%      19%      43%      15%
*Average commission paid per equity share traded      $ .0530       -        -        -        -

*Disclosure required for fiscal years beginning after September 1, 1995.

See accompanying Notes to Financial Statements.


REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors of Shadow Stock Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Shadow Stock Fund, Inc. (a Maryland corporation), including the statement of net assets as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian or verification of settlement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Shadow Stock Fund, Inc. as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP

Kansas City, Missouri
July 28, 1997


This report has been prepared for the information of the Shareholders of Shadow Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


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EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund


* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

2440 Pershing Road
Kansas City, MO 64108-2561
816-471-5200

1-800-4-BABSON
(1-800-422-2766)

http://www.jbfunds.com